Commitments, Contingencies and Guarantees - Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Long-term debt principal repayments
Total	$ 5,756
2025	0
2026	0
2027	700
2028	0
2029	1,000
Thereafter	4,056
Interest payments
Total	5,165
2025	327
2026	330
2027	316
2028	294
2029	280
Thereafter	3,618
Transportation by other parties
Total	13
2025	10
2026	3
2027	0
2028	0
2029	0
Thereafter	0
Capital expenditures
Total	125	$ 5
2025	120
2026	5
2027	0
2028	0
2029	0
Thereafter	0
Other
Total	3
2025	1
2026	1
2027	1
2028	0
2029	0
Thereafter	0
Total commitments
Total	11,062
2025	458
2026	339
2027	1,017
2028	294
2029	1,280
Thereafter	$ 7,674